UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-05549

REYNOLDS FUNDS, INC.
 (Exact name of Registrant as specified in charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
 (Address of principal executive offices) (Zip code)
Frederick L. Reynolds
Reynolds Capital Management, LLC
3565 South Las Vegas Blvd. #403
Las Vegas, NV 89109
 (Name and address of agent for service)

1-415-265-7167
Registrant's telephone number, including area code

Date of fiscal year end: SEPTEMBER 30

Date of reporting period: June 30, 2012

Item 1. Schedule of  Investments.

Reynolds Blue Chip Growth Fund
SCHEDULE OF INVESTMENTS
June 30, 2012 (unaudited)

Shares		Value
LONG-TERM INVESTMENTS - 100.0%(a)
COMMON STOCKS - 98.8%(a)
	Aerospace & Defense - 1.0%
4,900	BE Aerospace, Inc.*	$213,934
5,300	The Boeing Co.	393,790
1,200	General Dynamics Corp.	79,152
7,100	Hexcel Corp.*	183,109
4,900	Honeywell International Inc.	273,616
600	Precision Castparts Corp.	98,694
1,400	Raytheon Co.	79,226
4,300	Spirit AeroSystems Holdings Inc.*	102,469
4,600	Triumph Group, Inc.	258,842
3,100	United Technologies Corp.	234,143
		1,916,975
	Air Freight & Logistics - 0.4%
700	C. H. Robinson Worldwide, Inc.	40,971
700	Expeditors International of Washington, Inc.	27,125
3,800	FedEx Corp.	348,118
4,800	United Parcel Service, Inc. Cl B	378,048
		794,262
	Airlines - 0.8%
3,600	Alaska Air Group, Inc.*	129,240
3,800	Allegiant Travel Co.*	264,784
2,200	China Southern Airlines Company Ltd. - SP-ADR*	48,532
11,200	Delta Air Lines, Inc.*	122,640
18,600	Hawaiian Holdings, Inc.*	121,086
11,400	JetBlue Airways Corp.*	60,420
2,600	Ryanair Holdings PLC - SP-ADR*	79,040
17,100	Southwest Airlines Co.	157,662
9,600	Spirit Airlines Inc.*	186,816
19,200	US Airways Group, Inc.*	255,936
		1,426,156
	Auto Components - 0.3%
4,800	BorgWarner, Inc.*	314,832
2,000	The Goodyear Tire & Rubber Company*	23,620
5,100	Johnson Controls, Inc.	141,321
1,200	Tenneco Inc.*	32,184
3,700	TRW Automotive Holdings Corp.*	136,012
		647,969
	Automobiles - 0.5%
6,700	Harley-Davidson, Inc.	306,391
5,800	Honda Motor Co., Ltd. - SP-ADR	201,028
11,100	Tata Motors Ltd. - SP-ADR	243,756
2,000	Tesla Motors, Inc.*	62,580
2,500	Toyota Motor Corp. - SP-ADR	201,200
		1,014,955
	Beverages - 2.7%
1,800	Anheuser-Busch InBev N.V. - SP-ADR	143,370
2,200	The Boston Beer Company, Inc.*	266,200
3,700	The Coca-Cola Co.	289,303
8,300	Coca-Cola Enterprises Inc.	232,732
4,800	Coca-Cola Femsa, S.A.B. de C.V. - SP-ADR	628,224
7,500	Constellation Brands, Inc.*	202,950
2,000	Cott Corp.*	16,420
6,500	Diageo plc - SP-ADR	669,955
6,200	Dr Pepper Snapple Group, Inc.	271,250
6,700	Fomento Economico Mexicano, S.A.B. de C.V. - SP-ADR	597,975
21,800	Monster Beverage Corporation*	1,552,160
3,500	PepsiCo, Inc.	247,310
		5,117,849
	Biotechnology - 2.8%
5,600	Affymax Inc.*	72,128
5,800	Alexion Pharmaceuticals, Inc.*	575,940
5,500	Alkermes PLC*	93,335
3,000	Amgen Inc.	219,120
1,900	Amylin Pharmaceuticals, Inc.*	53,637
14,400	Arena Pharmaceuticals, Inc.*	143,712
33,900	ARIAD Pharmaceuticals, Inc.*	583,419
10,200	BioCryst Pharmaceuticals, Inc.*	40,596
2,600	Biogen Idec Inc.*	375,388
4,100	BioMarin Pharmaceutical Inc.*	162,278
5,000	Celgene Corp.*	320,800
13,600	Dendreon Corp.*	100,640
7,100	Gilead Sciences, Inc.*	364,088
22,300	Incyte Corp.*	506,210
5,200	InterMune, Inc.*	62,140
2,200	Medivation Inc.*	201,080
2,100	Myriad Genetics, Inc.*	49,917
7,900	Orexigen Therapeutics Inc.*	43,766
11,300	Pharmacyclics, Inc.*	617,093
900	Regeneron Pharmaceuticals, Inc.*	102,798
8,900	SciClone Pharmaceuticals, Inc.*	62,389
7,000	Seattle Genetics, Inc.*	177,730
4,900	Threshold Pharmaceuticals Inc.*	36,260
3,900	United Therapeutics Corporation*	192,582
1,400	Vertex Pharmaceuticals Inc.*	78,288
7,300	Vical Inc.*	26,280
		5,261,614
	Building Products - 0.3%
900	Armstrong World Industries, Inc.	44,244
9,800	Fortune Brands Home & Security Inc.*	218,246
1,600	Lennox International Inc.	74,608
11,500	Masco Corp.	159,505
2,400	Owens Corning Inc.*	68,496
4,100	USG Corporation*	78,105
		643,204
	Capital Markets - 1.3%
800	Affiliated Managers Group, Inc.*	87,560
1,900	Ameriprise Financial, Inc.	99,294
2,400	BGC Partners, Inc.	14,088
13,800	E*Trade Financial Corp.*	110,952
3,400	Financial Engines, Inc.*	72,930
600	Franklin Resources, Inc.	66,594
5,300	The Goldman Sachs Group, Inc.	508,058
2,400	Invesco Limited	54,240
11,300	Janus Capital Group Inc.	88,366
300	Jefferies Group, Inc.	3,897
2,700	Legg Mason, Inc.	71,199
5,100	Morgan Stanley	74,409
1,000	Northern Trust Corporation	46,020
3,700	Piper Jaffray Companies, Inc.*	86,691
4,300	T. Rowe Price Group Inc.	270,728
3,700	Raymond James Financial, Inc.	126,688
1,000	Safeguard Scientifics, Inc.*	15,480
4,000	The Charles Schwab Corporation	51,720
1,200	SEI Investments Co.	23,868
4,200	State Street Corp.	187,488
8,300	TD Ameritrade Holding Corp.	141,100
2,100	Virtus Investment Partners Inc.*	170,100
2,900	Waddell & Reed Financial, Inc.	87,812
		2,459,282
	Chemicals - 3.8%
2,700	Agrium Inc.	238,869
3,400	Airgas, Inc.	285,634
1,400	Albemarle Corporation	83,496
1,300	CF Industries Holdings, Inc.	251,862
4,900	The Dow Chemical Co.	154,350
4,100	E.I. du Pont de Nemours and Co.	207,337
5,800	Eastman Chemical Co.	292,146
6,693	Ecolab Inc.	458,671
7,300	Ferro Corporation*	35,040
8,600	FMC Corporation	459,928
8,400	W.R. Grace & Co.*	423,780
6,100	Huntsman Corporation	78,934
4,500	International Flavors & Fragrances Inc.	246,600
1,700	Intrepid Potash, Inc.*	38,692
3,200	Koppers Holdings, Inc.	108,800
6,700	Kraton Performance Polymers, Inc.*	146,797
7,300	LyondellBasell Industries N.V.	293,971
8,100	Monsanto Company	670,518
6,900	The Mosaic Company	377,844
1,000	NewMarket Corporation	216,600
7,700	Olin Corp.	160,853
6,100	Potash Corporation of Saskatchewan Inc.	266,509
4,000	PPG Industries, Inc.	424,480
3,100	Praxair, Inc.	337,063
6,200	RPM International, Inc.	168,640
800	The Scotts Miracle-Gro Company	32,896
3,800	Sigma-Aldrich Corp.	280,934
1,200	Solutia Inc.	33,660
500	Stepan Company	47,090
5,400	The Valspar Corp.	283,446
		7,105,440
	Commercial Banks - 1.2%
900	Bank of Hawaii Corp.	41,355
3,700	Bank of the Ozarks, Inc.	111,296
4,600	Barclays PLC - SP-ADR	47,380
5,300	BB&T Corp.	163,505
10,400	Citizens Republic Bancorp, Inc.*	178,152
7,900	East West Bancorp, Inc.	185,334
17,600	Fifth Third Bancorp	235,840
18,500	Huntington Bancshares Inc.	118,400
5,400	KeyCorp	41,796
3,300	Mercantile Bank Corporation*	60,885
2,200	PNC Financial Services Group, Inc.	134,442
24,800	Regions Financial Corp.	167,400
6,600	SunTrust Banks, Inc.	159,918
5,000	Synovus Financial Corp.	9,900
2,000	Texas Capital Bancshares, Inc.*	80,780
500	The Toronto-Dominion Bank	39,115
9,500	U.S. Bancorp	305,520
3,600	Wells Fargo & Co.	120,384
4,600	Zions Bancorporation	89,332
		2,290,734
	Commercial Services & Supplies - 0.6%
800	Acco Brands Corporation*	8,272
4,300	Cintas Corp.	166,023
9,400	Copart, Inc.*	222,686
2,000	Corrections Corporation of America	58,900
9,700	A.T. Cross Company*	95,739
3,000	R.R. Donnelley & Sons Company	35,310
2,700	Iron Mountain Incorporated	88,992
6,400	KAR Auction Services Inc.*	110,016
3,900	Herman Miller, Inc.	72,228
13,400	RINO International Corp.*	536
9,300	Rollins, Inc.	208,041
800	Stericycle, Inc.*	73,336
300	Waste Connections, Inc.	8,976
		1,149,055
	Communications Equipment - 2.0%
3,900	Acme Packet, Inc.*	72,735
3,900	ADTRAN, Inc.	117,741
3,500	Aruba Networks Inc.*	52,675
10,500	Brocade Communications Systems, Inc.*	51,765
21,800	Ciena Corp.*	356,866
1,900	Cisco Systems, Inc.	32,623
3,900	F5 Networks, Inc.*	388,284
16,100	Finisar Corp.*	240,856
2,000	Harris Corp.	83,700
3,500	Infinera Corporation*	23,940
1,000	InterDigital, Inc.	29,510
2,900	Ituran Location and Control Ltd.	31,813
13,500	JDS Uniphase Corp.*	148,500
4,200	Juniper Networks, Inc.*	68,502
1,820	Loral Space & Communications Inc.	122,577
2,600	Motorola Solutions, Inc.	125,086
7,700	NETGEAR, Inc.*	265,727
2,200	Network Equipment Technologies, Inc.*	2,882
3,500	Plantronics, Inc.	116,900
2,200	Polycom, Inc.*	23,144
5,500	Procera Networks, Inc.*	133,705
15,500	QUALCOMM, Inc.	863,040
2,200	RADWARE Ltd.*	84,238
8,400	Riverbed Technology, Inc.*	135,660
5,000	Sierra Wireless Inc.*	45,150
8,400	Telefonaktiebolaget LM Ericsson - SP-ADR	76,692
1,700	Ubiquiti Networks Inc.*	24,225
3,400	ViaSat, Inc.*	128,418
		3,846,954
	Computers & Peripherals - 5.8%
16,050	Apple Inc.*	9,373,200
16,100	EMC Corp.*	412,643
3,400	Fusion-io Inc.*	71,026
600	International Business Machines Corp.	117,348
500	NetApp, Inc.*	15,910
8,300	QLogic Corp.*	113,627
6,600	SanDisk Corp.*	240,768
6,000	Seagate Technology PLC	148,380
2,800	Teradata Corp.*	201,628
4,400	Western Digital Corp.*	134,112
		10,828,642
	Construction & Engineering - 0.4%
7,900	Chicago Bridge & Iron Company N. V. NYS	299,884
4,900	Fluor Corp.	241,766
5,300	Jacobs Engineering Group Inc.*	200,658
1,200	The Shaw Group Inc.*	32,772
		775,080
	Construction Materials - 0.0%
1,400	Vulcan Materials Company	55,594

	Consumer Finance - 0.7%
6,200	American Express Co.	360,902
2,500	Capital One Financial Corp.	136,650
800	Credit Acceptance Corporation*	67,544
22,100	Discover Financial Services	764,218
		1,329,314
	Consumer Services - Diversified - 0.1%
3,100	Coinstar, Inc.*	212,846
1,000	Sotheby's	33,360
		246,206
	Containers & Packaging - 0.3%
4,100	Ball Corp.	168,305
22,600	Boise, Inc.	148,708
4,100	Crown Holdings, Inc.*	141,409
1,900	Owens-Illinois, Inc.*	36,423
		494,845
	Distributors - 0.2%
5,900	Genuine Parts Co.	355,475

	Electric Utilities - 0.2%
5,100	Progress Energy, Inc.	306,867

	Electrical Equipment - 0.9%
400	The Babcock & Wilcox Co.*	9,800
2,400	Cooper Industries PLC	163,632
3,800	Emerson Electric Co.	177,004
8,100	Hubbell Incorporated Cl B	631,314
800	Polypore International, Inc.*	32,312
2,500	Rockwell Automation, Inc.	165,150
2,800	Roper Industries, Inc.	276,024
1,610	Sensata Technologies Holding N.V.*	43,116
2,400	A.O. Smith Corp.	117,336
		1,615,688
	Electronic Equipment, Instruments & Components - 1.2%
6,700	Agilent Technologies, Inc.	262,908
1,000	Amphenol Corporation	54,920
2,200	Coherent, Inc.*	95,260
600	Corning Incorporated	7,758
8,600	Flextronics International Ltd.*	53,320
8,100	InvenSense Inc.*	91,530
1,000	Itron, Inc.*	41,240
10,000	Jabil Circuit, Inc.	203,300
12,900	LeCroy Corporation*	183,954
1,500	Littelfuse, Inc.	85,335
3,000	Molex Inc.	71,820
7,100	OSI Systems, Inc.*	449,714
2,000	Park Electrochemical Corp.	51,760
8,900	Sanmina-SCI Corp.*	72,891
3,400	Tech Data Corp.*	163,778
4,900	Trimble Navigation Ltd.*	225,449
2,000	Universal Display Corporation*	71,880
		2,186,817
	Energy Equipment & Services - 1.7%
1,200	Atwood Oceanics, Inc.*	45,408
3,300	Baker Hughes Inc.	135,630
3,800	Cameron International Corp.*	162,298
12,700	CGG-Veritas - SP-ADR*	328,295
3,600	Diamond Offshore Drilling, Inc.	212,868
2,700	Dresser-Rand Group, Inc.*	120,258
7,000	FMC Technologies, Inc.*	274,610
2,000	Halliburton Co.	56,780
1,200	Helmerich & Payne, Inc.	52,176
3,800	Lufkin Industries, Inc.	206,416
7,900	Nabors Industries Ltd.*	113,760
4,400	National-Oilwell Varco Inc.	283,536
4,800	Newpark Resources, Inc.*	28,320
2,600	Oceaneering International, Inc.	124,436
2,000	Oil States International, Inc.*	132,400
16,700	Parker Drilling Co.*	75,317
3,100	Pioneer Drilling Company*	24,707
6,800	Precision Drilling Corporation*	46,376
7,900	Rowan Companies plc Cl A*	255,407
2,700	Schlumberger Ltd.	175,257
1,000	Seadrill Ltd.	35,520
2,900	Tenaris S.A. - ADR	101,413
2,500	Transocean Ltd.	111,825
1,800	Weatherford International Ltd.*	22,734
		3,125,747
	Financial Services - Diversified - 0.7%
16,200	Bank of America Corp.	132,516
2,200	Citigroup Inc.	60,302
400	CME Group Inc.	107,244
15,000	JPMorgan Chase & Co.	535,950
5,800	Leucadia National Corporation	123,366
2,000	Moody's Corporation	73,100
1,200	The NASDAQ OMX Group, Inc.*	27,204
13,200	NewStar Financial, Inc.*	171,072
3,500	NYSE Euronext	89,530
		1,320,284
	Food & Staples Retailing - 2.1%
3,300	Casey's General Stores, Inc.	194,667
8,300	Costco Wholesale Corp.	788,500
1,700	CVS Caremark Corporation	79,441
13,800	The Great Atlantic & Pacific Tea Company, Inc.* (b)	–
9,900	PriceSmart, Inc.	668,349
8,100	United Natural Foods, Inc.*	444,366
1,100	Walgreen Company	32,538
6,000	Wal-Mart Stores, Inc.	418,320
14,300	Whole Foods Market, Inc.	1,363,076
		3,989,257
	Food Products - 1.4%
1,400	B & G Foods Inc.	37,240
600	Bunge Limited	37,644
1,800	Chiquita Brands International, Inc.*	9,000
7,000	Dean Foods Company*	119,210
2,400	Green Mountain Coffee Roasters, Inc.*	52,272
16,100	The Hain Celestial Group, Inc.*	886,144
1,100	The Hershey Company	79,233
2,100	Inventure Foods, Inc.*	13,230
7,900	McCormick & Company, Inc.	479,135
4,100	Mead Johnson Nutrition Company	330,091
600	Ralcorp Holdings, Inc.*	40,044
1,800	John B. Sanfilippo & Son, Inc.*	32,130
5,700	The J.M. Smucker Co.	430,464
1,000	TreeHouse Foods, Inc.*	62,290
1,200	Unilever PLC - SP-ADR	40,476
		2,648,603
	Gas Utilities - 0.0%
1,200	ONEOK, Inc.	50,772

	Health Care Equipment & Supplies - 1.8%
600	Align Technology, Inc.*	20,076
1,200	Anika Therapeutics, Inc.*	16,308
1,700	C.R. Bard, Inc.	182,648
500	Baxter International Inc.	26,575
1,000	CareFusion Corporation*	25,680
300	Cyberonics, Inc.*	13,482
1,200	DENTSPLY International Inc.	45,372
4,000	Edwards Lifesciences Corp.*	413,200
8,600	Endologix, Inc.*	132,784
1,600	Fonar Corporation*	6,576
7,000	Haemonetics Corporation*	518,770
6,200	Hologic, Inc.*	111,848
4,200	IDEXX Laboratories, Inc.*	403,746
600	Intuitive Surgical, Inc.*	332,274
800	MAKO Surgical Corp.*	20,488
2,200	Medtronic, Inc.	85,206
1,800	Sirona Dental Systems, Inc.*	81,018
7,200	The Spectranetics Corporation*	82,224
3,800	St. Jude Medical, Inc.	151,658
4,900	Stryker Corp.	269,990
6,400	Varian Medical Systems, Inc.*	388,928
500	Zimmer Holdings, Inc.	32,180
		3,361,031
	Health Care Providers & Services - 2.8%
1,800	Aetna Inc.	69,786
300	Air Methods Corporation*	29,475
2,100	AMERIGROUP Corporation*	138,411
6,000	Centene Corporation*	180,960
6,200	CIGNA Corp.	272,800
2,900	Community Health Systems Inc.*	81,287
6,000	Coventry Health Care, Inc.	190,740
4,920	Express Scripts Holding Company*	274,684
7,000	Fresenius Medical Care AG & Co. KGaA - ADR	494,130
1,600	HCA Holdings, Inc.	48,688
20,200	Health Management Associates, Inc.*	158,570
6,900	Health Net Inc.*	167,463
1,400	HEALTHSOUTH Corp.*	32,564
8,300	Humana Inc.	642,752
700	Laboratory Corporation of America Holdings*	64,827
1,000	Magellan Health Services, Inc.*	45,330
1,800	McKesson Corp.	168,750
18,100	Molina Healthcare Inc.*	424,626
3,800	Patterson Companies Inc.	130,986
2,900	PSS World Medical, Inc.*	60,871
1,200	Quest Diagnostics Inc.	71,880
6,900	Henry Schein, Inc.*	541,581
20,200	Tenet Healthcare Corp.*	105,848
6,600	UnitedHealth Group Inc.	386,100
7,700	WellCare Health Plans Inc.*	408,100
900	WellPoint Inc.	57,411
		5,248,620
	Health Care Technology - 0.9%
2,800	Allscripts Healthcare Solutions, Inc.*	30,604
5,200	athenahealth Inc.*	411,684
11,600	Cerner Corp.*	958,856
2,700	HealthStream, Inc.*	70,200
4,300	Omnicell, Inc.*	62,952
2,100	Quality Systems, Inc.	57,771
400	SXC Health Solutions Corporation*	39,684
		1,631,751
	Home Building - 0.7%
7,600	Beazer Homes USA, Inc.*	24,700
7,000	D.R. Horton, Inc.	128,660
13,300	Hovnanian Enterprises, Inc. Cl A*	38,570
9,900	KB Home	97,020
13,700	Lennar Corp.	423,467
900	Meritage Homes Corporation*	30,546
18,400	Pulte Group Inc.*	196,880
7,800	The Ryland Group, Inc.	199,524
3,400	Standard Pacific Corp.*	21,046
6,800	Toll Brothers, Inc.*	202,164
		1,362,577
	Hotels, Restaurants & Leisure - 6.2%
2,900	7 Days Group Holdings Ltd. - ADR*	30,624
1,200	Arcos Dorados Holdings, Inc. Cl A	17,736
1,000	Bob Evans Farms, Inc.	40,200
11,800	Boyd Gaming Corp.*	84,960
9,700	Brinker International, Inc.	309,139
2,300	Buffalo Wild Wings Inc.*	199,272
12,000	Caribou Coffee Company, Inc.*	154,920
1,200	Carnival Corp.	41,124
3,300	Carrols Restaurant Group Inc.*	19,602
2,800	The Cheesecake Factory Inc.*	89,488
2,400	Chipotle Mexican Grill, Inc.*	911,880
2,100	Cracker Barrel Old Country Store, Inc.	131,880
1,100	Ctrip.com International, Ltd. - ADR*	18,436
7,000	Darden Restaurants, Inc.	354,410
1,300	DineEquity, Inc.*	58,032
9,700	Domino's Pizza, Inc.	299,827
9,800	Dunkin' Brands Group Inc.	336,532
1,300	Home Inns & Hotels Management, Inc. - ADR*	29,458
5,500	Hyatt Hotels Corp.*	204,380
7,500	InterContinental Hotels Group PLC - ADR	180,750
6,200	Jack in the Box Inc.*	172,856
63,000	Jamba, Inc.*	123,480
18,900	Krispy Kreme Doughnuts, Inc.*	120,771
10,400	Las Vegas Sands Corp.	452,296
2,700	LIFE TIME FITNESS, Inc.*	125,577
3,500	Luby's, Inc.*	23,450
8,500	Marriott International Inc.	333,200
5,100	Marriott Vacations Worldwide Corporation*	157,998
2,900	McDonald's Corp.	256,737
9,400	Melco Crown Entertainment Ltd. - ADR*	108,288
12,300	MGM Resorts International*	137,268
2,800	MTR Gaming Group, Inc.*	13,300
5,100	Panera Bread Co.*	711,144
12,600	Papa John's International, Inc.*	599,382
10,100	Peet's Coffee & Tea Inc.*	606,404
1,000	Penn National Gaming, Inc.*	44,590
1,800	Red Robin Gourmet Burgers Inc.*	54,918
3,100	Royal Caribbean Cruises Ltd.	80,693
26,900	Ruth's Hospitality Group Inc.*	177,540
9,500	Shuffle Master, Inc.*	131,100
19,500	Starbucks Corp.	1,039,740
6,000	Starwood Hotels & Resorts Worldwide, Inc.	318,240
6,500	Tim Hortons, Inc.	342,160
14,200	Wyndham Worldwide Corp.	748,908
3,100	Wynn Resorts Ltd.	321,532
15,500	Yum! Brands, Inc.	998,510
		11,712,732
	Household Durables - 1.2%
3,200	Ethan Allen Interiors Inc.	63,776
4,200	Garmin Ltd.	160,818
3,800	Harman International Industries, Inc.	150,480
2,600	iRobot Corporation*	57,590
1,100	Jarden Corporation	46,222
18,900	La-Z-Boy Inc.*	232,281
1,200	Leggett & Platt, Incorporated	25,356
2,600	M.D.C. Holdings, Inc.	84,942
1,300	Mohawk Industries, Inc.*	90,779
10,800	Newell Rubbermaid Inc.	195,912
3,400	SodaStream International Ltd.*	139,298
4,330	Stanley Black & Decker Inc.	278,679
10,100	Tempur-Pedic International Inc.*	236,239
6,100	Tupperware Brands Corp.	334,036
1,400	Whirlpool Corporation	85,624
		2,182,032
	Household Products - 0.6%
7,100	Church & Dwight Co., Inc.	393,837
2,500	Colgate-Palmolive Co.	260,250
1,000	Energizer Holdings, Inc.*	75,250
2,500	Kimberly-Clark Corporation	209,425
2,800	WD-40 Co.	139,468
		1,078,230
	Industrial Conglomerates - 0.4%
1,600	3M Co.	143,360
1,400	General Electric Company	29,176
10,600	McDermott International, Inc.*	118,084
11,400	Textron Inc.	283,518
2,400	Tyco International Ltd.	126,840
		700,978
	Insurance - 1.3%
2,100	ACE Limited	155,673
700	Allied World Assurance Company Holdings AG	55,629
2,300	The Allstate Corporation	80,707
25,000	Ambac Financial Group, Inc.*	690
3,200	American International Group, Inc.*	102,688
3,000	W.R. Berkley Corporation	116,760
500	Berkshire Hathaway Inc. Cl B*	41,665
2,700	Brown & Brown, Inc.	73,629
2,300	The Chubb Corporation	167,486
500	Everest Re Group, Ltd.	51,745
800	First American Financial Corporation	13,568
8,700	Arthur J. Gallagher & Co.	305,109
10,900	Genworth Financial Inc.*	61,694
3,200	The Hartford Financial Services Group, Inc.	56,416
6,200	Marsh & McLennan Companies, Inc.	199,826
14,100	MBIA Inc.*	152,421
3,500	MetLife, Inc.	107,975
6,300	Prudential Financial, Inc.	305,109
400	Stewart Information Services Corporation	6,140
5,600	Torchmark Corp.	283,080
2,800	The Travelers Companies, Inc.	178,752
		2,516,762
	Internet & Catalog Retail - 1.7%
2,500	Amazon.com, Inc.*	570,875
8,400	Expedia, Inc.	403,788
900	Groupon, Inc.*	9,567
2,700	Liberty Interactive Corporation Cl A*	48,033
500	Netflix Inc.*	34,235
3,000	Orbitz Worldwide, Inc.*	10,950
2,500	Overstock.com, Inc.*	17,275
2,350	Priceline.com Inc.*	1,561,622
5,100	Shutterfly, Inc.*	156,519
6,800	TripAdvisor Inc.*	303,892
		3,116,756
	Internet Software & Services - 2.3%
1,600	Akamai Technologies, Inc.*	50,800
1,100	Ancestry.com, Inc.*	30,283
1,100	Baidu, Inc. - SP-ADR*	126,478
4,300	BroadVision, Inc.*	49,923
17,700	eBay Inc.*	743,577
1,800	Equinix, Inc.*	316,170
5,400	Facebook Inc. Cl A*	168,048
300	Google Inc.*	174,021
4,000	IAC/InterActiveCorp	182,400
11,500	Internet Initiative Japan Inc. - SP-ADR	120,175
1,200	LinkedIn Corporation*	127,524
8,600	Liquidity Services Inc.*	440,234
1,000	LogMeIn, Inc.*	30,520
1,500	MercadoLibre Inc.	113,700
6,700	Monster Worldwide, Inc.*	56,950
2,600	NetEase.com Inc. - ADR*	153,010
1,000	Open Text Corporation*	49,900
3,200	OpenTable, Inc.*	144,032
2,000	Rackspace Hosting, Inc.*	87,880
7,500	Rediff.com India Limited - ADR*	30,525
1,800	Sohu.com Inc.*	80,352
4,600	Synacor Inc.*	63,020
5,300	Travelzoo Inc.*	120,416
17,700	ValueClick, Inc.*	290,103
3,600	VeriSign, Inc.*	156,852
2,400	VistaPrint N.V.*	77,520
1,500	Yahoo! Inc.*	23,745
2,000	Youku.com Inc.*	43,360
5,700	Zillow, Inc.*	220,191
		4,271,709
	IT Services - 2.5%
3,100	Accenture PLC Cl A	186,279
3,500	Alliance Data Systems Corporation*	472,500
900	CACI International Inc.*	49,518
9,400	Cognizant Technology Solutions Corp.*	564,000
4,900	DST Systems, Inc.	266,119
2,000	Fidelity National Information Services, Inc.	68,160
3,600	Fiserv, Inc.*	259,992
5,300	Gartner, Inc.*	228,165
6,300	InterXion Holding N.V.*	114,093
1,300	Mastercard, Inc.	559,143
2,400	MAXIMUS, Inc.	124,200
3,600	Paychex, Inc.	113,076
14,600	Sapient Corp.	147,022
6,700	Total System Services, Inc.	160,331
3,800	Vantiv, Inc. Cl A*	88,502
11,300	VeriFone Systems, Inc.*	373,917
7,100	Visa Inc.	877,773
		4,652,790
	Leisure Equipment & Products - 0.2%
40,900	Eastman Kodak Co.*	9,121
7,100	Mattel, Inc.	230,324
1,600	Smith & Wesson Holding Corporation*	13,296
3,500	Sturm, Ruger & Company, Inc.	140,525
		393,266
	Life Sciences Tools & Services - 0.5%
7,400	Affymetrix, Inc.*	34,706
6,600	Bruker Corp.*	87,846
400	Cambrex Corp.*	3,764
400	Illumina, Inc.*	16,156
700	Life Technologies Corporation*	31,493
2,800	Luminex Corporation*	68,572
1,000	Mettler-Toledo International Inc.*	155,850
7,800	Parexel International Corp.*	220,194
1,000	PerkinElmer, Inc.	25,800
2,600	Thermo Fisher Scientific, Inc.	134,966
1,200	Waters Corp.*	95,364
		874,711
	Machinery - 3.0%
2,300	3D Systems Corporation*	78,522
3,100	AGCO Corporation*	141,763
3,000	Alamo Group Inc.	94,110
3,300	Barnes Group Inc.	80,157
3,400	Caterpillar Inc.	288,694
2,400	CNH Global N.V.*	93,264
4,300	Crane Co.	156,434
5,200	Cummins Inc.	503,932
1,000	Danaher Corporation	52,080
3,900	Deere & Co.	315,393
9,500	Donaldson Company, Inc.	317,015
800	Dover Corporation	42,888
1,000	Eaton Corp.	39,630
2,000	FreightCar America Inc.	45,940
800	Gardner Denver Inc.	42,328
4,700	IDEX Corporation	183,206
2,500	Illinois Tool Works Inc.	132,225
1,000	Ingersoll-Rand PLC	42,180
3,400	Joy Global Inc.	192,882
4,700	Kennametal Inc.	155,805
1,800	Manitex International Inc.*	15,120
1,000	The Manitowoc Company, Inc.	11,700
3,600	Navistar International Corp.*	102,132
2,900	Nordson Corporation	148,741
1,300	PACCAR Inc.	50,947
7,200	Pall Corp.	394,632
6,500	Parker Hannifin Corp.	499,720
2,000	Pentair, Inc.	76,560
2,000	Sauer-Danfoss, Inc.	69,860
6,700	Snap-On, Inc.	417,075
8,800	Terex Corp.*	156,904
4,900	The Timken Company	224,371
5,800	Titan International, Inc.	142,274
1,500	Valmont Industries, Inc.	181,455
2,100	Wabtec Corporation	163,821
2,300	Westport Innovations Inc.*	84,525
		5,738,285
	Media - 3.1%
8,400	Belo Corp.	54,096
10,400	CBS Corp. Cl B Non-Voting	340,912
17,600	Comcast Corp.	562,672
6,800	DIRECTV*	331,976
7,400	Discovery Communications, Inc.*	399,600
2,500	DISH Network Corp.	71,375
17,600	The Walt Disney Co.	853,600
1,400	Entercom Communications Corp.*	8,428
5,600	Focus Media Holding Limited - ADR	131,488
4,000	Gannett Co., Inc.	58,920
8,100	IMAX Corp.*	194,643
12,400	The Interpublic Group of Companies, Inc.	134,540
9,600	Lee Enterprises, Incorporated*	15,552
7,100	Liberty Media Corporation*	624,161
8,100	Lions Gate Entertainment Corp.*	119,394
4,900	Live Nation Entertainment, Inc.*	44,982
4,100	Morningstar, Inc.	237,144
14,300	News Corp. Cl B	322,036
5,100	Omnicom Group Inc.	247,860
1,700	Pandora Media Inc.*	18,479
2,000	Scripps Networks Interactive Cl A	113,720
185,100	Sirius XM Radio Inc.*	342,435
4,100	Time Warner Cable Inc.	336,610
3,500	Time Warner Inc.	134,750
4,500	Virgin Media Inc.	109,755
		5,809,128
	Metals & Mining - 1.8%
1,000	Agnico-Eagle Mines Limited	40,460
2,300	Allegheny Technologies, Inc.	73,347
5,700	ArcelorMittal NYS	87,039
15,900	AuRico Gold Inc.*	127,359
4,300	BHP Billiton Limited - SP-ADR	280,790
23,200	China Precision Steel, Inc.*	6,264
4,100	Cliffs Natural Resources Inc.	202,089
5,000	Coeur d' Alene Mines Corp.*	87,800
1,600	Extorre Gold Mines Ltd.*	6,592
3,600	Freeport-McMoRan Copper & Gold Inc.	122,652
17,200	Golden Star Resources Ltd.*	19,952
2,000	Harmony Gold Mining Company Limited - SP-ADR	18,800
15,100	Hecla Mining Co.	71,725
2,600	IAMGOLD Corp.	30,680
6,400	Kinross Gold Corp.	52,160
3,700	Molycorp, Inc.*	79,735
21,800	New Gold Inc.*	207,100
900	NovaCopper Inc.*	1,809
26,200	NovaGold Resources Inc.*	138,336
1,700	Nucor Corp.	64,430
2,300	Pan American Silver Corp.	38,847
11,500	Paramount Gold and Silver Corporation*	27,600
1,175	Pilot Gold Inc.*	1,270
3,100	Rare Element Resources Ltd.*	15,345
1,600	Rio Tinto PLC - SP-ADR	76,496
4,700	RTI International Metals, Inc.*	106,361
9,200	Silver Standard Resources Inc.*	103,408
11,700	Silver Wheaton Corp.	314,028
3,100	Southern Copper Corp.	97,681
2,500	Steel Dynamics, Inc.	29,375
10,100	Stillwater Mining Company*	86,254
1,113	SunCoke Energy, Inc.*	16,305
13,400	Taseko Mines Ltd.*	35,644
4,500	Teck Resources Ltd. Cl B	139,230
800	Ternium SA - SP-ADR	15,656
7,300	United States Steel Corp.	150,380
5,500	Vale SA - SP-ADR	109,175
16,900	Yamana Gold Inc.	260,260
		3,342,434
	Multiline Retail - 2.9%
4,400	Big Lots, Inc.*	179,476
5,500	Dillard's, Inc.	350,240
8,600	Dollar General Corp.*	467,754
31,400	Dollar Tree, Inc.*	1,689,320
9,900	Family Dollar Stores, Inc.	658,152
2,900	Kohl's Corp.	131,921
19,900	Macy's, Inc.	683,565
16,000	Nordstrom, Inc.	795,040
20,700	Saks, Inc.*	220,455
4,200	Target Corp.	244,398
		5,420,321
	Multi-Utilities - 0.2%
3,500	CMS Energy Corporation	82,250
1,000	Dominion Resources, Inc.	54,000
6,300	NiSource Inc.	155,925
2,400	Sempra Energy	165,312
		457,487
	Office Electronics - 0.0%
700	Zebra Technologies Corporation*	24,052

	Oil, Gas & Consumable Fuels - 3.0%
4,500	Alpha Natural Resources, Inc.*	39,195
700	Anadarko Petroleum Corp.	46,340
2,400	Apache Corp.	210,936
2,200	Canadian Natural Resources Ltd.	59,070
3,800	Carrizo Oil & Gas, Inc.*	89,338
4,100	Cenovus Energy Inc.	130,380
6,200	Cheniere Energy, Inc. *	91,388
2,300	Chesapeake Energy Corporation	42,780
10,900	Clean Energy Fuels Corporation*	168,950
4,000	Cobalt International Energy, Inc.*	94,000
1,800	Concho Resources Inc.*	153,216
4,000	ConocoPhillips	223,520
500	CONSOL Energy Inc.	15,120
2,000	Continental Resources, Inc.*	133,240
3,100	Denbury Resources Inc.*	46,841
1,000	Devon Energy Corporation	57,990
4,400	Enbridge Inc.	175,648
4,400	EnCana Corp.	91,652
300	EOG Resources, Inc.	27,033
1,100	GeoResources, Inc.*	40,271
3,000	Hess Corp.	130,350
5,200	HollyFrontier Corporation	184,236
28,500	Ivanhoe Energy, Inc.*	13,948
29,100	Kodiak Oil & Gas Corp.*	238,911
2,700	Marathon Oil Corp.	69,039
3,150	Marathon Petroleum Corporation	141,498
3,500	McMoRan Exploration Co.*	44,345
2,000	Noble Energy, Inc.	169,640
500	Oasis Petroleum Inc.*	12,090
4,700	Occidental Petroleum Corp.	403,119
3,800	Peabody Energy Corp.	93,176
600	PetroChina Company Ltd.	77,484
9,700	Petroleo Brasileiro S.A. - ADR	182,069
2,000	Phillips 66	66,480
1,600	Pioneer Natural Resources Co.	141,136
3,300	Plains Exploration & Production Company*	116,094
2,200	Range Resources Corp.	136,114
13,800	SandRidge Energy Inc.*	92,322
700	Sasol Ltd. - SP-ADR	29,715
1,000	Southwestern Energy Co.*	31,930
2,600	Stone Energy Corporation*	65,884
5,300	Suncor Energy, Inc.	153,435
3,200	Sunoco, Inc.	152,000
4,600	Tesoro Corp.*	114,816
16,400	TransGlobe Energy Corp.*	146,780
2,100	Valero Energy Corp.	50,715
4,800	Western Refining, Inc.	106,896
7,000	Whiting Petroleum Corp.*	287,840
7,700	The Williams Companies, Inc.	221,914
		5,610,884
	Paper & Forest Products - 0.3%
6,000	P.H. Glatfelter Co.	98,220
3,400	International Paper Co.	98,294
19,800	Louisiana-Pacific Corp.*	215,424
6,100	MeadWestvaco Corporation	175,375
		587,313
	Personal Products - 1.0%
7,100	Elizabeth Arden, Inc.*	275,551
18,200	Herbalife Ltd.	879,606
3,300	The Estee Lauder Companies Inc.	178,596
3,300	Medifast, Inc.*	64,944
2,800	Nu Skin Enterprises, Inc.	131,320
600	Nutrisystem, Inc.	6,936
7,400	Revlon, Inc.*	105,302
3,200	Weight Watchers International, Inc.	164,992
		1,807,247
	Pharmaceuticals - 2.9%
5,200	Abbott Laboratories	335,244
3,700	Allergan, Inc.	342,509
1,800	AstraZeneca PLC - SP-ADR	80,550
2,600	Bristol-Myers Squibb Company	93,470
4,000	Dr. Reddy's Laboratories Limited - ADR	118,720
40,600	Elan Corporation plc - SP-ADR*	592,354
5,200	Forest Laboratories, Inc.*	181,948
2,100	GlaxoSmithKline-PLC - SP-ADR	95,697
3,900	Jazz Pharmaceuticals, Inc.*	175,539
1,300	Johnson & Johnson	87,828
1,700	Eli Lilly and Co.	72,947
4,700	The Medicines Company*	107,818
1,200	Medicis Pharmaceutical Corp.	40,980
1,900	Merck & Co., Inc.	79,325
14,300	Mylan, Inc.*	305,591
100	Novartis AG - ADR	5,590
1,800	Novo Nordisk A/S - SP-ADR	261,612
1,900	Obagi Medical Products, Inc.*	29,013
3,800	Perrigo Co.	448,134
8,600	Pfizer Inc.	197,800
6,400	Questcor Pharmaceuticals, Inc.*	340,736
2,300	Salix Pharmaceuticals, Ltd.*	125,212
2,400	Shire PLC-ADR	207,336
3,400	Valeant Pharmaceuticals International, Inc.*	152,286
11,300	ViroPharma Inc.*	267,810
9,900	VIVUS Inc.*	282,546
600	Warner Chilcott PLC Cl A	10,752
5,400	Watson Pharmaceuticals, Inc.*	399,546
		5,438,893
	Professional Services - 0.8%
4,800	51job, Inc. - ADR*	218,640
1,200	The Dun & Bradstreet Corporation	85,404
400	Equifax Inc.	18,640
4,900	IHS Inc.*	527,877
3,900	Manpower Inc.	142,935
14,700	On Assignment, Inc.*	234,612
1,100	Robert Half International, Inc.	31,427
1,100	Towers Watson & Company Cl A	65,890
2,300	Verisk Analytics, Inc.*	113,298
		1,438,723
	Real Estate Management & Development - 0.0%
3,800	CBRE Group, Inc.*	62,168

	Road & Rail - 2.0%
5,500	Avis Budget Group, Inc.*	83,600
4,700	Canadian National Railway Company	396,586
2,400	Canadian Pacific Railway Limited	175,824
9,400	CSX Corp.	210,184
3,600	Dollar Thrifty Automotive Group, Inc.*	291,456
600	Genesee & Wyoming Inc. Cl A*	31,704
16,400	Hertz Global Holdings, Inc.*	209,920
7,100	J.B. Hunt Transportation Services, Inc.	423,160
7,900	Kansas City Southern	549,524
2,900	Norfolk Southern Corp.	208,133
11,200	Old Dominion Freight Line, Inc.*	484,848
4,200	RailAmerica Inc.*	101,640
2,900	Ryder Systems, Inc.	104,429
4,500	Union Pacific Corp.	536,895
3,300	Zipcar, Inc.*	38,709
		3,846,612
	Semiconductors & Semiconductor Equipment - 2.4%
6,100	Advanced Micro Devices, Inc.*	34,953
1,400	Applied Materials, Inc.	16,044
4,400	ARM Holdings plc - SP-ADR	104,676
600	ASM International N.V.*	22,710
1,600	ASML Holding N.V. NYS	82,272
900	Avago Technologies Ltd.	32,310
900	Broadcom Corp.	30,420
4,200	Cavium Inc.*	117,600
2,700	Cirrus Logic, Inc.*	80,676
4,400	Cree, Inc.*	112,948
7,600	Cypress Semiconductor Corp.*	100,472
14,100	Entegris Inc.*	120,414
4,900	EZchip Semiconductor Ltd.*	196,196
10,800	Fairchild Semiconductor International, Inc.*	152,280
7,100	Integrated Device Technology, Inc.*	39,902
3,100	Intel Corporation	82,615
6,500	KLA-Tencor Corp.	320,125
13,900	Kulicke and Soffa Industries, Inc.*	123,988
15,175	Lam Research Corp.*	572,705
22,100	Lattice Semiconductor Corp.*	83,317
32,000	LSI Corp.*	203,840
2,600	LTX-Credence Corporation*	17,420
3,300	Marvell Technology Group Ltd.*	37,224
5,800	Maxim Integrated Products, Inc.	148,712
1,700	Microchip Technology Inc.	56,236
19,000	Micron Technology, Inc.*	119,890
3,000	Microsemi Corporation*	55,470
15,500	MIPS Technologies, Inc.*	103,385
2,500	Nanometrics Incorporated*	38,400
5,200	NVIDIA Corp.*	71,864
9,200	OmniVision Technologies, Inc.*	122,912
31,700	ON Semiconductor Corp.*	225,070
1,000	PMC-Sierra, Inc.*	6,140
4,300	RF Micro Devices, Inc.*	18,275
4,200	Skyworks Solutions, Inc.*	114,954
7,100	Taiwan Semiconductor Manufacturing Company Ltd. - SP-ADR	99,116
19,100	Teradyne, Inc.*	268,546
9,600	TriQuint Semiconductor, Inc.*	52,800
3,400	Veeco Instruments Inc.*	116,824
5,600	Xilinx, Inc.	187,992
		4,491,693
	Software - 5.2%
4,700	Adobe Systems Inc.*	152,139
2,500	Advent Software, Inc.*	67,775
7,600	Autodesk, Inc.*	265,924
3,400	BMC Software, Inc.*	145,112
800	BroadSoft Inc.*	23,168
5,000	CA, Inc.	135,450
2,800	Cadence Design Systems, Inc.*	30,772
5,300	Check Point Software Technologies Ltd.*	262,827
10,400	Citrix Systems, Inc.*	872,976
15,200	Compuware Corp.*	141,208
1,500	Ebix, Inc.	29,925
2,600	FactSet Research Systems Inc.	241,644
8,200	Fair Isaac Corp.	346,696
11,900	Fortinet Inc.*	276,318
20,200	Glu Mobile Inc.*	112,110
4,800	Jack Henry & Associates, Inc.	165,696
3,600	Informatica Corp.*	152,496
9,900	Intuit Inc.	587,565
4,100	JDA Software Group, Inc.*	121,729
14,200	Mentor Graphics Corporation*	213,000
6,200	MICROS Systems, Inc.*	317,440
4,200	Microsoft Corp.	128,478
7,320	NetSuite Inc.*	400,916
700	Nuance Communications, Inc.*	16,674
4,400	Oracle Corp.	130,680
5,000	Parametric Technology Corp.*	104,800
5,000	Progress Software Corporation*	104,350
1,200	QLIK Technologies Inc.*	26,544
8,600	Red Hat, Inc.*	485,728
4,300	Rosetta Stone, Inc.*	59,512
1,700	Rovi Corporation*	33,354
3,400	Salesforce.com, Inc.*	470,084
8,200	SAP AG - SP-ADR	486,752
2,000	Solarwinds, Inc.*	87,120
800	Sourcefire Inc.*	41,120
2,200	Symantec Corp.*	32,142
5,000	Synopsys, Inc.*	147,150
13,500	TIBCO Software Inc.*	403,920
6,000	Tyler Technologies, Inc.*	242,100
10,000	The Ultimate Software Group, Inc.*	891,200
8,800	VMware Inc.*	801,152
17,300	Wave Systems Corp.*	11,937
1,000	Websense, Inc.*	18,730
3,200	Zynga Inc. Cl A*	17,408
		9,803,821
	Solar - 0.0%
10,500	JA Solar Holdings Company, Ltd. - ADR*	10,815
1,400	LDK Solar Company, Ltd. - ADR*	2,674
		13,489
	Specialty Retail - 8.3%
1,700	Advance Auto Parts, Inc.	115,974
6,800	American Eagle Outfitters, Inc.	134,164
2,000	Ascena Retail Group, Inc.*	37,240
7,000	AutoNation, Inc.*	246,960
500	AutoZone, Inc.*	183,585
8,100	bebe stores, inc.	47,547
6,900	Bed Bath & Beyond Inc.*	426,420
2,200	Best Buy Co., Inc.	46,112
36,000	Borders Group, Inc.* (b)	–
5,500	CarMax, Inc.*	142,670
13,400	Chico's FAS, Inc.	198,856
2,800	The Children's Place Retail Stores, Inc.*	139,524
22,600	Coldwater Creek Inc.*	12,339
13,200	Dick's Sporting Goods, Inc.	633,600
2,900	DSW, Inc.	157,760
5,700	Express, Inc.*	103,569
4,700	The Finish Line, Inc.	98,277
17,900	Foot Locker, Inc.	547,382
8,900	The Gap, Inc.	243,504
4,400	GNC Acquisition Holdings Inc.	172,480
1,500	Group 1 Automotive, Inc.	68,415
4,600	Hibbett Sports Inc.*	265,466
25,000	The Home Depot, Inc.	1,324,750
2,000	Hot Topic, Inc.	19,380
16,100	Limited Brands, Inc.	684,733
9,900	Lithia Motors, Inc.	228,195
28,100	Lowe's Companies, Inc.	799,164
6,000	Lumber Liquidators Holdings, Inc.*	202,740
1,000	Mattress Firm Holding Corp.*	30,310
48,100	Office Depot, Inc.*	103,896
12,500	OfficeMax Inc.*	63,250
8,800	O'Reilly Automotive, Inc.*	737,176
2,000	The Pep Boys-Manny, Moe & Jack	19,800
12,200	PetSmart, Inc.	831,796
66,100	Pier 1 Imports, Inc.	1,086,023
9,200	Rent-A-Center, Inc.	310,408
22,500	Ross Stores, Inc.	1,405,575
9,800	Sally Beauty Holdings, Inc.*	252,252
3,800	Select Comfort Corporation*	79,496
5,000	The Sherwin-Williams Co.	661,750
2,800	Sonic Automotive, Inc. Cl A	38,276
1,200	Staples, Inc.	15,660
4,300	Tiffany & Co.	227,685
28,100	The TJX Companies, Inc.	1,206,333
5,200	Tractor Supply Company	431,912
3,200	Ulta Salon, Cosmetics & Fragrance, Inc.	298,816
6,900	Urban Outfitters, Inc.*	190,371
600	Vitamin Shoppe, Inc.*	32,958
6,100	Williams-Sonoma, Inc.	213,317
2,000	Zale Corporation*	5,380
2,700	Zumiez Inc.*	106,920
		15,630,166
	Telecommunication Services - Diversified - 0.7%
21,400	8x8, Inc.*	89,880
3,300	AT&T Inc.	117,678
3,700	BT Group plc - SP-ADR	122,766
6,500	Frontier Communications Corporation	24,895
1,200	Level 3 Communications, Inc.*	26,580
22,300	magicJack VocalTec Ltd.*	423,700
13,900	tw telecom inc.*	356,674
3,500	Verizon Communications Inc.	155,540
		1,317,713
	Telecommunication Services - Wireless - 0.8%
2,000	China Mobile Limited - SP-ADR	109,340
5,800	Crown Castle International Corp.*	340,228
17,800	Leap Wireless International, Inc.*	114,454
11,700	MetroPCS Communications, Inc.*	70,785
6,000	Mobile TeleSystems - SP-ADR	103,200
12,400	SBA Communications Corporation*	707,420
22,000	Sprint Nextel Corp.*	71,720
		1,517,147
	Textiles, Apparel & Luxury Goods - 2.7%
2,500	Carter's, Inc.*	131,500
2,200	Coach, Inc.	128,656
9,700	Crocs, Inc.*	156,655
2,800	Deckers Outdoor Corp.*	123,228
15,500	Fifth & Pacific Companies, Inc.*	166,315
2,700	Fossil, Inc.*	206,658
2,500	Gildan Activewear Inc.	68,800
3,100	Iconix Brand Group, Inc.*	54,157
14,900	Joe's Jeans, Inc.*	15,645
8,900	Lululemon Athletica Inc.*	530,707
10,300	Luxottica Group SpA - SP-ADR	359,779
4,200	Steven Madden, Ltd.*	133,350
1,400	Michael Kors Holdings Ltd.*	58,576
8,900	Movado Group, Inc.	222,678
8,600	NIKE, Inc. Cl B	754,908
8,800	PVH Corp.	684,552
2,100	Ralph Lauren Corporation	294,126
1,700	True Religion Apparel, Inc.*	49,266
4,800	Under Armour, Inc.*	453,504
1,100	Vera Bradley, Inc.*	23,188
3,000	VF Corp.	400,350
		5,016,598
	Tobacco - 0.4%
8,700	Altria Group Inc.	300,585
2,700	Philip Morris International Inc.	235,602
3,700	Reynolds American Inc.	166,019
		702,206
	Trading Companies & Distributors - 0.8%
14,200	Fastenal Co.	572,402
1,900	W.W. Grainger, Inc.	363,356
2,000	TAL International Group, Inc.	66,980
5,400	Titan Machinery, Inc.*	163,998
6,500	United Rentals, Inc.*	221,260
1,000	WESCO International, Inc.*	57,550
		1,445,546
	Total common stocks (cost $174,106,476)	185,629,511

PUBLICLY TRADED PARTNERSHIPS - 0.1%(a)
	Capital Markets - 0.0%
200	Lazard Ltd.	5,198

	Chemicals - 0.0%
3,000	Rentech Nitrogen Partners LP	82,530

	Financial Services - Diversified - 0.0%
1,700	Texas Pacific Land Trust	97,325

	Oil, Gas & Consumable Fuels - 0.1%
1,500	Cheniere Energy Partners, L.P.	33,915
900	Copano Energy LLC	25,020
1,100	Linn Energy LLC	41,910
		100,845
	Total publicly traded partnerships (cost $293,487)	285,898

REITS - 0.8%(a)
	Real Estate Investment Trusts - 0.8%
4,800	American Tower Corp.	335,568
600	The Macerich Company	35,430
3,100	OMEGA Healthcare Investors, Inc.	69,750
300	Public Storage	43,323
1,500	Rayonier Inc.	67,350
2,100	Simon Property Group, Inc.	326,886
2,200	SL Green Realty Corp.	176,528
500	Sovran Self Storage, Inc.	25,045
3,200	Tanger Factory Outlet Centers, Inc.	102,560
2,700	Taubman Centers, Inc.	208,332
1,100	Ventas, Inc.	69,432
2,200	Weyerhaeuser Company	49,192
		1,509,396
	Total REITS (cost $1,425,072)	1,509,396

RIGHTS - 0.0%(a)
300	Ivanhoe Mines Ltd.*	277
	Total rights (cost $543)	277

WARRANTS - 0.0%(a)
3,150	American International Group, Inc.*, Expiration Date - 01/19/21, Exercise Price - $45.00	32,476
	Total warrants (cost $47,259)	32,476

PREFERRED STOCKS - 0.3%(a)
	Beverages - 0.3%
14,500	Companhia de Bebidas das Americas Preferred - SP-ADR	555,785
	Total preferred stocks (cost $451,708)	555,785

	Total investments - 100.0%
	(cost $176,324,545)	188,013,343
	Liabilities, less cash and receivables - 0.0%(a)	(59,070)
	TOTAL NET ASSETS - 100.0%	$187,954,273

*	Non-income producing security.
(a)	Percentages for the various classifications relate to net assets.
(b)
These securities were fair valued as determined by the adviser using procedures approved by the Board of Directors and are classified as level 3. As of June 30, 2012, the aggregate value of these securities was $0 which represents 0.0% of total net assets.

ADR -	Unsponsored American Depositary Receipts
PLC -	Public Limited Company
N.V. -	Dutch Public Limited Liability Co.
NYS -	New York Registered Shares
S.A. -	Sociedad Anónima
S.A.B. de C.V. -	Sociedad Anónima Bursetil de Capital Variable
SP - ADR -	Sponsored American Depositary Receipts

The Global Industry Classification Standard (“GICS®”) was developed by and or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS® is a
service mark of MSCI & S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The cost basis of investments for federal income tax purposes at June 30, 2012, was as follows+:

Cost of investments	$176,324,545

Gross unrealized appreciation	25,159,404
Gross unrealized depreciation	(13,470,606)
Net unrealized appreciation	$11,688,798

+Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

THE SCHEDULE OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT.  THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

Summary of Fair Value Exposure

The Fund has adopted fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs used to develop the measurements of fair value.  These inputs are summarized in the three broad levels listed below:

Level 1 – Valuations based on unadjusted quoted prices in active markets for identical assets.

Level 2 – Valuations based on quoted prices for similar securities or in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

The following table summarizes the Fund’s investments as of June 30, 2012, based on the inputs used to value them:

Valuation Inputs	Investments in Securities
Level 1 – Common Stocks	$185,629,511
Publicly Traded Partnerships	285,898
REITS	1,509,396
Rights	277
Warrants	32,476
Preferred Stocks	555,785
Total Level 1	188,013,343

Level 2 –	--
Level 3 – Common Stocks	0
Total	$188,013,343	^

It is the Fund’s policy to recognize transfers between levels at the end of the quarterly reporting period.  There were no transfers between levels during the period ended June 30, 2012.

^ Please refer to the Schedule of Investments to view common stocks, publicly traded partnerships and preferred stocks segregated by industry type.

Item 2. Controls and Procedures.

(a)
The Registrant's President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

     (Registrant) Reynolds Funds, Inc.

     By (Signature and Title)     /s/Frederick L. Reynolds
Frederick L. Reynolds, President

     Date     August 14, 2012

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

     (Registrant) Reynolds Funds, Inc.

     By (Signature and Title)     /s/Frederick L. Reynolds
Frederick L. Reynolds, President

     Date     August 14, 2012

     (Registrant) Reynolds Funds, Inc.

     By (Signature and Title)     /s/Frederick L. Reynolds
Frederick L. Reynolds, Treasurer

     Date     August 14, 2012